Employee Benefits - Summary of Amount Recognized in Other Comprehensive Income for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	₨ 2,372.5	$ 36.4	₨ 2,172.1	₨ 2,350.7
Remeasurements (gains)/losses	(2,372.5)	(36.4)	(2,172.1)	(2,350.7)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	51.7	0.8	(378.9)	(243.6)
Post retirement medical benefits [Member] | Reserve of remeasurements of defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	₨ (51.7)	$ (0.8)	₨ 378.9	₨ 243.6